Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income	$ 213	$ 4,199	$ (3,533)	$ 1,286
Present value of defined benefit obligations	$ 6,459		111,921	106,414	$ 127,479
Defined benefit plan
Service cost:
Current service cost		7,995	7,629	7,574
Net interest expense		7,672	6,664	5,627
Components of defined benefit costs recognized in profit and loss		15,667	14,293	13,201
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions			(5,815)	(4,554)
Actuarial gains and losses arising from experience adjustments		4,199	2,282	5,840
Components of defined benefit costs recognized in other comprehensive income		4,199	(3,533)	1,286
Total		$ 19,866	10,760	14,487
Present value of defined benefit obligations			$ 111,921	$ 106,414	$ 127,479